Segment data (Revenues that are Attributed to Countries Based on Location of Customers, Excluding Customers in Japan (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 28,403,118	¥ 27,234,521	¥ 25,691,911
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	10,797,304	9,405,305	7,919,832
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,323,399	2,555,368	2,495,829
Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	4,292,800	4,231,077	4,252,632
Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 4,724,784	¥ 4,947,169	¥ 4,616,944